Related party transactions - Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 23, 2022 shares	Jul. 28, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Nov. 03, 2022 USD ($)	Jun. 24, 2022 shares	Jun. 22, 2022 shares	Mar. 31, 2021 USD ($) shares	Jul. 31, 2020 USD ($)	Jul. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Borrowings				$ 1,328,752	$ 642,338
Loans received				1,300,108	609,209
Interest expense on borrowings				33,331	11,681	$ 13,169
Share capital				21,165	1,865,909
Issuance of Convertible Notes		$ 35,231	$ 35,231		35,231
Intangible assets				1,347,709	1,312,427
Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Lock-up period							180 days
Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets				1,144,240	1,175,218
Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets				1,788,109	1,695,006	1,318,659
Additions				313,244	462,731
Acquisition cost | Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets				1,569,395	1,541,855	1,273,314
Additions				218,031	349,876
Geely
Disclosure of transactions between related parties [line items]
Issuance of Convertible Notes			$ 9,531
Class A Shares
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares	4,306,466		4,306,466
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares	4,306,466
Number of shares issued (in shares) | shares	294,877,349
Class A Shares | Volvo Cars | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares	1,117,390
Related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions				$ 139,582	$ 128,980	$ 147,455
Revenue from sale of goods, related party transactions, percentage of total revenue				0.0567	0.0965	0.2416
Non-current payables to related parties				$ 27,123	$ 40,741
Related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Loans received												$ 214,950	$ 143,600
Borrowings, interest rate												3.48%	3.45%
Interest expense on borrowings				0	0	$ 8,684
Undrawn borrowing facilities								$ 800,000
Share capital								$ 350,000
Revenue from sale of goods, related party transactions				71,191	73,660	107,948
Related parties | Geely
Disclosure of transactions between related parties [line items]
Issuance of Convertible Notes		$ 9,531
Revenue from sale of goods, related party transactions				$ 0	$ 2,347	9,340
Related parties | Executive Management Team ("EMT") And Managing Directors | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Shares acquired by the incentive plan participants (in shares) | shares							38,125,000
Related parties | Executive Management Team ("EMT") And Managing Directors | Polestar Incentive Plan | Polestar
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests							0.16%
Related parties | Class A Shares
Disclosure of transactions between related parties [line items]
Share capital						$ 438,340
Number of shares issued (in shares) | shares				240,099,199	197,026,729	14,371,808			241,264,235	197,026,729
Related parties | Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares				240,099,199
Related parties | Class A Shares | Volvo Cars
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares									204,572,624	97,685,904
Related parties | Class A Shares | Geely
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares		1,165,041,000
Number of shares issued (in shares) | shares				35,526,575	0				36,691,611	0
Related parties | Class A Shares | Snita Holding B.V.
Disclosure of transactions between related parties [line items]
Share capital						$ 219,170
Number of shares issued (in shares) | shares				204,572,624	95,961,904	7,185,904
Related parties | Class A Shares | PSD Investment Limited
Disclosure of transactions between related parties [line items]
Share capital						$ 219,170
Number of shares issued (in shares) | shares				0	99,340,825	7,185,904			0	99,340,825
Related parties | Class B Shares
Disclosure of transactions between related parties [line items]
Share capital											$ 550,000
Number of shares issued (in shares) | shares				1,642,233,575	21,607,374				1,642,233,575	21,607,374	18,032,787
Related parties | Class B Shares | Volvo Cars
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares									814,219,838	17,345,079
Related parties | Class B Shares | Geely
Disclosure of transactions between related parties [line items]
Share capital						$ 130,000
Number of shares issued (in shares) | shares				0	4,262,295	4,262,295			0	4,262,295
Related parties | Class B Shares | Snita Holding B.V.
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares				814,219,838	17,345,079
Related parties | Class B Shares | PSD Investment Limited
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares				828,013,737	0				828,013,737	0
Related parties | Secured Overnight Financing Rate | Volvo Cars
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								4.90%
Floorplan facilities
Disclosure of transactions between related parties [line items]
Borrowings				$ 33,615	$ 32,453
Floorplan facilities | Related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Borrowings				$ 16,690	$ 13,789